CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Mar. 31, 2013
Consolidated Statements Of Operations
Revenue	$ 3,425	$ 350	$ 6,000	$ 520	$ 7,545		$ 7,545	$ 13,545
General and administrative expenses	8,132	5,923	19,853	12,378	30,957	1,878	32,835	52,688
Income (Loss) from operations	(4,707)	(5,573)	(13,853)	(11,858)	(23,412)	(1,878)	(25,290)	(39,143)
Interest expense	(520)	(248)	(1,016)	(495)	(1,648)	(51)	(1,699)	(2,715)
Net income (loss)	$ (5,227)	$ (5,820)	$ (14,868)	$ (12,353)	$ (25,060)	$ (1,929)	$ (26,989)	$ (41,857)
Weighted Average Per Share: Weighted average per share - basic and dilutive	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Per Share: Weighted average share outstanding - basic and dilutive	6,475,000	5,516,484	6,475,000	4,049,451	5,788,935	5,000,000